                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03274

                                   ----------

                             MONEY MARKET PORTFOLIO
               (Exact name of registrant as specified in charter)

                                 One Cityplace,
                          Hartford, Connecticut, 06103
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:
          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
          260 Madison Avenue                              1666 K Street, N.W.
              10th Floor                                 Washington, D.C. 20006
          New York, NY 10006

       Registrant's telephone number, including area code: (800) 842-9406

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

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ITEM 1. SCHEDULE OF INVESTMENTS.

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MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)
September 30, 2005


   FACE
  AMOUNT                                 SECURITY                                       VALUE
-------------------------------------------------------------------------------------------------
SHORT-TERM
INVESTMENTS --
100.4%
CERTIFICATES OF
DEPOSIT -- 4.9%
$ 16,900,000    Depfa Bank PLC, 3.770% due 11/1/05(Cost - $16,845,136)           $     16,845,136
                                                                                 ----------------
COMMERCIAL PAPER
-- 95.5%
  16,500,000    Abbott Labs, 3.820% due 10/28/05                                       16,452,727
  11,705,000    American General Finance Corp., 3.730% due 11/3/05                     11,664,979
  16,000,000    Caterpillar Financial Services Corp., 3.640% due 10/6/05               15,991,911
  15,170,000    Chesham Finance LLC, 3.760% due 10/24/05                               15,133,558
  16,900,000    Danske Corp., 3.740% due 10/24/05                                      16,859,618
  16,900,000    Foxboro Funding Ltd., 3.820% due 10/26/05                              16,855,168
  17,000,000    Gannett Co., Inc., 3.730% due 11/2/05                                  16,943,636
  16,000,000    Goldman Sachs Group, Inc., 3.760% due 11/3/05                          15,944,853
  16,900,000    HBOS Treasury Services PLC, 3.745% due 10/28/05                        16,852,530
                HSBC Finance Corp.:
  16,900,000      3.730% due 11/2/05                                                   16,843,967
  16,500,000    ING U.S. Funding LLC, 3.755% due 11/4/05                               16,441,485
  17,000,000    Jupiter Securitization Corp., 3.770% due 10/31/05                      16,946,592
  16,900,000    Morgan Stanley Dean Witter, 3.760% due 10/27/05                        16,854,107
  16,900,000    Norddeutsche Landesbank Girozentrale, NY, 3.740% due 10/28/05          16,852,596
  16,900,000    Ormond Quay Funding. LLC, 3.780% due 11/1/05                           16,844,991
  15,800,000    Saint Germain Holdings Ltd., 3.700% due 10/4/05                        15,795,128
  16,900,000    Societe Generale NA, 3.725% due 10/3/05                                16,896,503
  16,900,000    Total Fina Elf, 3.730% due 10/21/05                                    16,864,979
  16,900,000    Toyota Motor Credit Corp., 3.720% due 11/2/05                          16,844,117
  15,613,000    UBS Finance Delaware LLC, 3.860% due 10/3/05                           15,609,652
                                                                                 ----------------
                TOTAL COMMERCIAL PAPER (Cost -- $325,493,099)                         325,493,099
                                                                                 ----------------
                TOTAL INVESTMENTS -- 100.4% (Cost -- $342,338,235)                    342,338,235
                                                                                 ----------------
                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                          (1,318,883)
                                                                                 ----------------
                TOTAL NET ASSETS -- 100.0%                                       $    341,019,352
                                                                                 ================


#    Aggregate cost for federal income tax purposes is substantially the same.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Annual Report.

--------------------------------------------------------------------------------

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

PAGE 1

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                        Notes to Schedule of Investments

At September 30, 2005, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for the Portfolio was as follows:

                                                                           GROSS           GROSS       NET UNREALIZED
                                                    FEDERAL INCOME      UNREALIZED      UNREALIZED      APPRECIATION/
PORTFOLIO                                              TAX COST        APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
---------                                          ---------------    --------------  ---------------  --------------
Money Market Portfolio                                 359,190,765                -                -                -

ITEM 2. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Peter Duffy, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Duffy have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Effective July 1, 2005, certain changes were made to the registrant's internal control over financial reporting in connection with the acquisition of the registrant's investment adviser by MetLife, Inc. Prior to July 1, 2005, Travelers Life & Annuity legal and Citigroup Asset Management finance departments were directly responsible for registrant's internal control over financial reporting, including those policies and procedures that (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the registrant; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the registrant are being made only in accordance with authorizations of management and directors of the registrant; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the registrant's assets that could have a material effect on the financial statements. Beginning July 1, 2005, the responsibilities for the registrant's internal control of financial reporting, including those policies and procedures discussed above, were delegated to the sub-administrator to the registrant, subject to the supervision and oversight of the registrant, including its principal executive and principal financial officers, other officers of the registrant, and officers and employees of the registrant's adviser.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONEY MARKET PORTFOLIO


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: January 9, 2006


By: /s/ Peter Duffy
    -------------------------------------
    Peter Duffy
    Chief Financial Officer and Treasurer

Date: January 9, 2006